Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
7.           Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments
The Group has cash and investments in trust funds that support the insurance contracts written on certain lines of business and in segregated portfolios primarily to provide collateral for letters of credit.
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$712.4	$1,222.0
Restricted cash securing letter of credit facilities	5.8	21.2
Restricted cash securing reinsurance contracts	245.9	164.7
Total cash, cash equivalents and restricted cash	964.1	1,407.9
Restricted investments securing reinsurance contracts and letter of credit facilities	1,347.0	989.4
Total cash, cash equivalents, restricted cash and restricted investments	$2,311.1	$2,397.3